COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
24.	COMMITMENTS AND CONTINGENCIES

Purchase commitments

The Company has commitments to purchase property and equipment and hosting services of $50,713 and $64,051, committed licensing fee payable for the licensing of game titles of $4,039 and $5,231 and commitments to invest in certain companies of $61,651 and $41,550 as of December 31, 2024 and 2025, respectively.

Minimum guarantee commitments

The Company has commitments to pay minimum guarantee of royalty fee to game developers for certain online games it licensed from those game developers. As of December 31, 2024 and 2025, the minimum guarantee commitments amounted to $30,897 and $35,785, respectively, for its launched games as well as licensed but yet to be launched games.